Fair value measurements (Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Assets
Derivative financial instruments	¥ 200,333	¥ 257,804
Liabilities
Derivative financial instruments	(231,915)	(197,156)
Fair Value, Measurements, Recurring
Assets
Cash equivalents	843,393	819,106
Time deposits	520,000	400,000
Derivative financial instruments	200,333	257,804
Total	9,858,713	11,104,738
Liabilities
Derivative financial instruments	(231,915)	(197,156)
Total	(231,915)	(197,156)
Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	5,846,189	6,308,734
Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,154,951	2,582,115
Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	195,396	220,028
Fair Value, Measurements, Recurring | Investments
Assets
Marketable securities and other securities investments	98,451	516,951
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	249,193	44,897
Total	6,972,076	7,574,313
Level 1 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	4,378,543	4,778,019
Level 1 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,154,951	2,582,115
Level 1 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	189,389	169,282
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	594,200	774,209
Time deposits	520,000	400,000
Derivative financial instruments	200,256	257,795
Total	2,772,938	3,005,977
Liabilities
Derivative financial instruments	(231,915)	(194,935)
Total	(231,915)	(194,935)
Level 2 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	1,452,475	1,523,227
Level 2 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	6,007	50,746
Level 3 | Fair Value, Measurements, Recurring
Assets
Derivative financial instruments	77	9
Total	15,248	7,497
Liabilities
Derivative financial instruments		(2,221)
Total		(2,221)
Level 3 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	¥ 15,171	¥ 7,488